FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2020
Fair Value Disclosures [Abstract]
Schedule of Current Available-for-sale Marketable Securities

		Gross	Gross
	Amortized	Unrealized	Unrealized
	Cost	Gains	Losses	Fair Value

	(In thousands)
Treasury discount notes	$224,976	$3	$—	$224,979
Total available-for-sale marketable debt securities	$224,976	$3	$—	$224,979

Schedule of Long-term Investments

Investment in MGM Resorts International

	December 31,
	2020	2019

	(In thousands)
Investment in MGM Resorts International (“MGM”)	$1,860,158	$—

	December 31,
	2020	2019

	(In thousands)
Equity securities without readily determinable fair values	$296,491	$347,975
Equity method investment	1,152	—
Total long-term investments	$297,643	$347,975

Schedule of Realized and Unrealized Gains (Losses) on Investments

	Years Ended December 31,
	2020	2019

	(In thousands)
Upward adjustments (gross unrealized gains)	$—	$19,698
Downward adjustments including impairments (gross unrealized losses)	(51,484)	(1,193)
Total	$(51,484)	$18,505

	Years Ended December 31,
	2020	2019	2018

	(In thousands)
Realized gains, net, for equity securities sold	$2,161	$22,880	$27,366
Unrealized gains, net, on equity securities held	797,565	18,505	126,063
Total gains recognized, net	$799,726	$41,385	$153,429

Schedule of Financial Instruments Measured at Fair Value on Recurring Basis

	December 31, 2020
	Quoted Market	Significant
	Prices in Active	Other	Significant
	Markets for	Observable	Unobservable	Total
	Identical Assets	Inputs	Inputs	Fair Value
	(Level 1)	(Level 2)	(Level 3)	Measurements

	(In thousands)
Assets:
Cash equivalents:
Money market funds	$1,874,091	$—	$—	$1,874,091
Treasury discount notes	—	1,224,966	—	1,224,966
Time deposits	—	3,265	—	3,265
Marketable debt securities:
Treasury discount notes	—	224,979	—	224,979
Investment in MGM Resorts International	1,860,158	—	—	1,860,158
Other non-current assets:
Warrant	—	—	5,276	5,276
Total	$3,734,249	$1,453,210	$5,276	$5,192,735

Liabilities:
Contingent consideration arrangement	$—	$—	$—	$—

	December 31, 2019
	Quoted Market	Significant
	Prices in Active	Other	Significant
	Markets for	Observable	Unobservable	Total
	Identical Assets	Inputs	Inputs	Fair Value
	(Level 1)	(Level 2)	(Level 3)	Measurements

	(In thousands)
Assets:
Cash equivalents:
Money market funds	$699,589	$—	$—	$699,589
Time deposits	—	23,075	—	23,075
Other non-current assets:
Warrant	—	—	8,495	8,495
Total	$699,589	$23,075	$8,495	$731,159

Liabilities:
Contingent consideration arrangement	$—	$—	$(6,918)	$(6,918)

Schedule of Unobservable Inputs in Fair Value Measurement

	Years Ended December 31,
	2020		2019
		Contingent		Contingent
		Consideration		Consideration
	Warrant	Arrangements	Warrant	Arrangement

	(In thousands)
Balance at January 1	$8,495	$(6,918)	$—	$(26,657)
Fair value at date of acquisition	—	(1,000)	17,618	—
Total net (losses) gains:
Included in earnings:
Fair value adjustments	(3,219)	6,918	(9,123)	19,739
Settlements	—	1,000	—	—
Balance at December 31	$5,276	$—	$8,495	$(6,918)

Schedule of Carrying Value and the Fair Value of Financial Instruments Measured at Fair Value Only for Disclosure Purposes

	December 31, 2020		December 31, 2019
	Carrying	Fair	Carrying	Fair
	Value	Value	Value	Value

	(In thousands)
Notes receivable—related party, current	$—	$—	$55,251	$55,251
Current portion of long-term debt	$—	$—	$(13,750)	$(13,681)
Long-term debt, net(a)	$(712,277)	$(725,700)	$(231,946)	$(232,581)